Organization and Principal Activities - Financial Performance and Cash flows of the Vies and their subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues	¥ 806,877	$ 110,541	¥ 669,503	¥ 884,066
Cost of revenues	261,682	35,850	231,940	252,561
Net Income (Loss)	(617,557)	(84,604)	(602,898)	(513,475)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	16,140	2,209	9,073	171,851
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Revenues	344,094	47,141	348,433	344,288
Cost of revenues	264,565	36,245	199,185	224,726
Net Income (Loss)	33,378	4,573	(64,999)	3,792
Net cash provided by (used in) operating activities	136,288	18,671	(31,775)	154,403
Net cash (used in) provided by investing activities	(75,602)	(10,357)	8,765	(98,598)
Net cash provided by (used in) financing activities	34,141	4,677	(22,223)	128,461
Effect of exchange rate changes on cash, cash equivalents and restricted cash	¥ 488	$ 67	¥ 212	¥ 868